CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net income	$ 6,242,424	$ 4,609,453	$ 3,098,317
Adjustments to reconcile net income to cash provided (used in) by operating activities
Allowance for doubtful accounts	116	2,948	22,137
Depreciation and amortization	218,526	228,547	230,597
Inventory reserve (recovery) reverse	(138,354)	(312,532)	29,539
Deferred income tax	19,012	29,109	(7,751)
Amortization of operating lease right-of-use assets	150,978	58,147
Amortization of stock-based compensation	170,883	44,910
Unrealized foreign currency exchange loss (gain)	(18,831)	45,124	248
Gain on disposal of property and equipment	(725)		(20,150)
Changes in operating assets and liabilities:
Accounts receivable	(1,300,942)	(89,543)	(284,546)
Inventories	(157,709)	(209,011)	1,636,321
Advance to suppliers, net	(407,022)	(399,262)	(3,021,739)
Prepaid expenses and other current assets	(265,446)	2,642	72,116
Accounts payable	(141,927)	(969,414)	(1,982,205)
Operating lease liabilities	(147,812)	(49,648)
Taxes payable	(3,632,922)	410,716	2,662,542
Deferred revenue	(875,295)	684,030	161,045
Accrued expenses and other current liabilities	97,925	(33,092)	46,605
Net cash (used in) provided by operating activities	(187,121)	4,053,124	2,643,076
Cash flows from investing activities
Purchase of short-term investments	(5,097,816)	(2,159,920)
Proceeds upon redemption of short-term investments	6,776,385	470,082
Purchase of property and equipment	(27,695)	(51,878)	(31,885)
Proceeds from sales of property and equipment	1,613
Capital expenditures on construction-in-progress	(4,708,138)	(4,432,941)	(4,301,103)
Purchase of intangible assets		(269,088)
(Payment) refund of acquisition deposit		(1,000,000)	1,329,945
Net cash used in investing activities	(3,055,651)	(7,443,745)	(3,003,043)
Cash flows from financing activities
Net proceeds from issuance of Ordinary Shares in initial public offerings		11,271,480
Proceeds from exercise of stock options	140
Proceeds from short-term loans	2,631,890	1,257,225	2,033,570
Proceeds from long-term loans	578,343	1,245,871	319,342
Repayment of short-term loans	(40,780)	(2,563,433)	(2,872,778)
Repayment of long-term loans	(637,147)	(2,522,101)
(Repayment of) proceeds from borrowings from related parties	(96,969)	(2,262,378)	1,067,808
(Repayment of) proceeds from third party loans		(721,484)	238,133
(Repayment of) principal from finance lease	(173,961)	169,153	(392,030)
Payment for deferred initial public offering costs		(521,651)	(281,553)
Net cash provided by financing activities	2,261,516	5,352,682	112,492
Effect of changes of foreign exchange rates on cash	(81,750)	(111,300)	6,810
Net (decrease) increase in cash	(1,063,006)	1,850,761	(240,665)
Cash, beginning of year	1,903,867	53,106	293,771
Cash, end of year	840,861	1,903,867	53,106
Supplemental disclosure of cash flow information
Cash paid for interest expense	446,884	417,266	276,671
Cash paid for income tax	2,290,393	2,411
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services		422,221	211,112
Right-of-use assets obtained in exchange for operating lease obligations	$ 546,323	$ 257,564